Commitments and Contingencies (Details Narrative) (10-K) £ in Thousands, $ in Thousands																		1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 18, 2020 USD ($) shares	Sep. 30, 2019 USD ($)	Aug. 30, 2019 USD ($)	Aug. 30, 2019 GBP (£)	Aug. 29, 2019 USD ($)	Jul. 26, 2019 GBP (£)	Jul. 05, 2019 GBP (£)	Mar. 02, 2019 USD ($)	Aug. 27, 2018 USD ($)	Jul. 02, 2018 USD ($)	Jun. 28, 2018 USD ($)	Jun. 28, 2018 GBP (£)	Jan. 02, 2018 USD ($)	Feb. 05, 2016 USD ($) shares	Jan. 03, 2014 USD ($)	Jan. 03, 2014 GBP (£)	Aug. 13, 2013	Feb. 29, 2020 USD ($)	Jun. 30, 2018 USD ($)	Mar. 26, 2020 USD ($)	Dec. 28, 2018 USD ($)	Dec. 28, 2019 USD ($) shares	Dec. 29, 2018 USD ($) shares	Sep. 26, 2020 USD ($)	Aug. 27, 2020 USD ($)	Feb. 26, 2020 USD ($)	Dec. 28, 2019 GBP (£)	Sep. 11, 2019 USD ($)	Aug. 27, 2019 USD ($)	Jun. 26, 2019 USD ($)	Jun. 26, 2019 GBP (£)	Jun. 28, 2018 GBP (£)	Dec. 30, 2017 USD ($)	Sep. 15, 2017 USD ($) Installment	Sep. 15, 2017 GBP (£) Installment	Jan. 01, 2017
Number of shares, issued | shares																						22,400	168,424
Proceeds from term loans - related party																						$ 2,538	$ 8,428
Business combination earnout consideration payable																						3,939	9,731										$ 5,029
Lease minimum obligation, 2020																						1,825		$ 362
Lease minimum obligation, 2021																						1,443		1,124
Lease minimum obligation, 2022																						594		590
Lease minimum obligation, 2023																						329		329
Lease minimum obligation, 2024																						321		321
Lease minimum obligation, Thereafter																						1,143		$ 1,143
NewCSI, Inc [Member]
Loss Contingency Damages Sought Deferred Tax Assets Percentage																	50.00%
Litigation Settlement, Amount																			$ 1,389
Litigation settlement, legal fees																			$ 606
GBS Butler Holdings Limited [Member]
Gain on final settlement of litigation			$ 1,077
GBS Butler Holdings Limited [Member] | Jackson Investment Group LLC [Member]
Proceeds from term loans - related party					$ 2,538
FirstPro, Inc [Member]
Business acquisition cost of acquired entity each quarterly installment payment																																		$ 75
Business acquisition cost of acquired entity annual equal installment payment																																		$ 2,675
Business combination number of equal annual installments. | Installment																																		3	3
Business combination deferred consideration paid																					$ 300		$ 892
Business combination remaining liability paid								$ 1,125
Business combination purchase gain recognized								$ 847
Business acquisition quarterly installment payment beginning date																							Oct. 01, 2017
Business acquisition annual equal installment payment beginning date																							Sep. 15, 2018
Clement May, Limited [Member]
Business combination deferred consideration																														$ 444
Business combination earn-out payment																						$ 656
Business combination deferred consideration paid											$ 2,047
Key Resources, Inc [Member]
Business combination earn-out payment									$ 2,027																$ 2,027				$ 2,027
Business combination deferred consideration paid									12,163
Business combination earnout consideration payable									$ 3,427
Business combination earnout consideration interest payment		$ 10
GBP [Member] | GBS Butler Holdings Limited [Member]
Accrual final payments | £						£ 2,500	£ 2,150
Gain on final settlement of litigation | £				£ 894
GBP [Member] | Clement May, Limited [Member]
Business combination deferred consideration | £																															£ 350
Business combination earn-out payment | £																											£ 500
Business combination deferred consideration paid | £												£ 1,550
Pamela D. Whitaker [Member]
Estimated claims for breach of contract and fraudulent inducement																										$ 6,000
The Flood Employement Agreement [Member] | Mr.Brendan Flood [Member]
Deferred Compensation Arrangement with Individual, Description																						On January 3, 2014, in connection with the acquisition of Initio, the Company entered into a services agreement (the "Flood Employment Agreement") with Brendan Flood. Pursuant to the Flood Employment Agreement, Mr. Flood initially served as Executive Chairman of the Board. Mr. Flood was initially paid a salary of £192 per annum, less statutory deductions, plus other benefits including reimbursement for reasonable expenses, paid vacation and insurance coverage for his roles with both the Company and our U.K. subsidiary. Under the agreement, Mr. Flood's salary is required to be adjusted (but not decreased) annually in connection with the CPI Adjustment (as defined in the Flood Employment Agreement). Mr. Flood is also entitled to an annual bonus of up to 50% of his annual base salary based reaching certain financial milestones. Additionally, Mr. Flood was entitled to a gross profit appreciation participation, which entitled the participants to 10% of Initio's "Excess Gross Profit," which is defined as the increase in Initio gross profits in excess of 120% of the base year's gross profit, up to $400. Mr. Flood's participating level was 62.5%. On May 29, 2015, the Gross Profit Appreciation Bonus associated with this employment agreement was converted into Series A Preferred Stock. The Flood Employment Agreement has a term of five years and will automatically renew thereafter unless 12 months written notice is provided by either party. This employment agreement includes customary non-compete/solicitation language for a period of 12 months after termination of employment, and in the event of a change in control, the Company may request that Mr. Flood continue employment with the new control entity. On January 1, 2017 the Company increased his salary by the CPI Adjustment and provided an additional bonus of up to 25% of his base salary based upon achieving a certain leverage ratio. In December 2017, upon the reorganization of the Company and departure of Mr. Briand, Mr. Flood's title was changed to Chairman and Chief Executive Officer of the Company. On January 1, 2018 the Company increased his salary by the CPI Adjustment. On January 1, 2019 and January 1, 2020, Mr. Flood was eligible for a CPI salary adjustment and chose to waive this adjustment. All other terms of Mr. Flood's employment agreement remained unchanged.
Performance based compensation, gross profit threshold															$ 400
Gross profit appreciation participation participating level															62.50%	62.50%
Percentage of additional bonus on base salary																																				25.00%
Employment agreement, officer, commission percentage of gross profit															50.00%	50.00%
Percentage Of Gross Profit Appreciation Participation															10.00%	10.00%
Gross Profits In Excess Percentage															120.00%	120.00%
The Flood Employement Agreement [Member] | Mr.Brendan Flood [Member] | GBP [Member]
Officer's compensation | £																£ 192
The Faiman Employment Agreements [Member] | Mr. Faiman [Member]
Officer's compensation													$ 320	$ 275
Percentage of additional bonus on base salary																																				25.00%
Number of shares, issued | shares														10,000
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage														50.00%
Entitle to receive severance pay, period																						6 months
Entitled to receive severance pay prior to separation period																						6 months
Severance payable recorded																						$ 190
The Barker Employment Agreement [Member] | Alicia Barker [Member]
Officer's compensation										$ 250
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage										50.00%
Entitle to receive severance pay, period										12 months
The Gibbens Employment Agreement [Member] | Mark Gibbens [Member] | Two Thousand Sixteen Omnibus Incentive Plan [Member]
Number of shares, issued | shares	40,000
The Gibbens Employment Agreement [Member] | Mark Gibbens [Member] | Subsequent Event [Member]
Officer's compensation	$ 325
The Gibbens Employment Agreement [Member] | Mark Gibbens [Member] | Performance Shares [Member] | Two Thousand Sixteen Omnibus Incentive Plan [Member]
Number of shares, issued | shares	40,000
Share Purchase Agreement [Member] | GBS Butler Holdings Limited [Member]
Business combination deferred consideration																																		$ 195
Share Purchase Agreement [Member] | Clement May, Limited [Member]
Business combination deferred consideration											444																			$ 444
Business combination earn-out payment																						656
Business combination deferred consideration paid											2,047
Business combination earnout consideration payable											1,100
Share Purchase Agreement [Member] | Key Resources, Inc [Member]
Business combination earnout consideration interest payment																				$ 40		30
Alleged damages																		$ 4,054
Share Purchase Agreement [Member] | GBP [Member] | GBS Butler Holdings Limited [Member]
Business combination deferred consideration | £																																			£ 150
Business combination earn-out payment | £																																			£ 4,214
Share Purchase Agreement [Member] | GBP [Member] | Clement May, Limited [Member]
Business combination deferred consideration | £																																£ 350
Business combination earn-out payment | £																											£ 500
Business combination deferred consideration paid | £												£ 1,550
Business combination earnout consideration payable											$ 850
Business Combination Earnout Consideration Prepone Date [Member]
Business combination earnout consideration payable																												$ 2,027
Business Combination Earnout Consideration Postpone Date [Member] | Key Resources, Inc [Member]
Business combination earnout consideration payable																												$ 2,027
Lease Obligations [Member]
Lease minimum obligation, 2020																						1,825
Lease minimum obligation, 2021																						1,443
Lease minimum obligation, 2022																						594
Lease minimum obligation, 2023																						329
Lease minimum obligation, 2024																						321
Lease minimum obligation, Thereafter																						1,143
Rent expense																						1,732	$ 1,775
New York Action [Member] | Pamela D. Whitaker [Member]
Alleged damages																						$ 4,054